Lease Arrangements (Tables)	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Right-of-use assets
a.	Right-of-use assets

	December 31, 2020	June 30, 2021
	NT$	NT$
	(In Millions)	(In Millions)

Carrying amounts

Land	$25,141.9	$30,256.9
Buildings	2,544.8	2,323.8
Machinery and equipment	—	3.9
Office equipment	41.8	34.7

	$27,728.5	$32,619.3

	Six Months Ended June 30
	2020	2021
	NT$	NT$
	(In Millions)	(In Millions)

Additions to right-of-use assets	$5,511.0	$6,220.1

Depreciation of right-of-use assets
Land	$605.8	$899.4
Buildings	278.2	310.6
Machinery and equipment	581.9	0.2
Office equipment	12.2	10.9

	$1,478.1	$1,221.1

Income from subleasing right-of-use assets (classified under other operating income and expenses, net)	$37.9	$40.7

Lease liabilities
b.	Lease liabilities

	December 31, 2020	June 30, 2021
	NT$	NT$
	(In Millions)	(In Millions)

Carrying amounts

Current portion (classified under accrued expenses and other current liabilities)	$1,828.0	$1,861.3
Noncurrent portion	20,560.6	21,030.4

	$22,388.6	$22,891.7

Ranges of discount rates for lease liabilities
Ranges of discount rates for lease liabilities are as follows:

	December 31, 2020	June 30, 2021

Land	0.48%-2.14%	0.39%-2.14%
Buildings	0.54%-3.88%	0.39%-3.88%
Machinery and equipment	—	0.71%
Office equipment	0.28%-3.88%	0.28%-3.88%

Maturity analysis of lease payments receivable	The maturity analysis of lease payments rec e ivable under operating subleases is as follows:

	December 31, 2020	June 30, 2021
	NT$	NT$
	(In Millions)	(In Millions)

Year 1	$144.1	$65.0

Other lease information
e.	Other lease information

	Six Months Ended June 30
	2020	2021
	NT$	NT$
	(In Millions)	(In Millions)

Expenses relating to short-term leases	$1,754.8	$2,588.9

Expenses relating to variable lease payments not included in the measurement of lease liabilities	$97.2	$101.0

Total cash outflow for leases	$3,568.8	$3,660.1